Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) / income	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
Depreciation of vessels	17,385,608	18,348,556	17,979,750
Amortization of deferred charges	135,981	144,815	108,569
Amortization of fair value of time charters		(1,318,211)	(2,106,416)
Loss on sale of vessel	8,568,234
Share-based compensation	671,381	568,488	696,117
Loss / (gain) on trading securities	(20,373)	235,750	173,375
Proceeds from the sale of trading securities	47,846
Unrealized loss / (gain) on derivatives	(1,057,929)	650,853	(8,223,804)
Loss in investment in joint venture	1,219,692	2,415	538,833
Trade accounts receivable	(54,285)	192,875	86,952
Prepaid expenses	(8,196)	6,149	(85,896)
Other receivables	14,020	2,576,022	(6,454,329)
Inventories	793,899	(818,279)	80,982
Other deposits		(246,000)	12,376,119
Due from related companies	(4,739,739)	(208,704)
Due to related companies		(1,594,773)	178,393
Trade accounts payable	476,397	(2,064,168)	2,207,566
Accrued expenses	(545,968)	(427,807)	932,075
Deferred revenue	(1,174,721)	153,703	866,553
Net cash provided by operating activities	8,513,106	17,317,673	12,748,989
Cash flows from investing activities:
Purchase of vessels including improvements			(16,121,360)
Contributions to joint venture	(3,750,000)		(15,000,000)
Insurance proceeds		1,793,832
Change in restricted cash	(4,005,900)	102,603	1,914,516
Proceeds from sale of vessel	4,250,843
Net cash (used in)/provided by investing activities	(3,505,057)	1,896,435	(29,206,844)
Cash flows from financing activities:
Proceeds from shares issued	15,237,303
Offering expenses paid	(295,733)	(148,392)	(99,814)
Dividends paid	(4,447,522)	(8,442,371)	(6,863,112)
Loan arrangement fees paid		(220,000)	(160,250)
Proceeds from long-term debt			28,500,000
Repayment of long-term debt	(13,332,000)	(13,472,000)	(11,630,000)
Net cash provided by/(used in) financing activities	(2,837,952)	(22,282,763)	9,746,824
Net (decrease)/increase in cash and cash equivalents	2,170,097	(3,068,655)	(6,711,031)
Cash and cash equivalents at beginning of year	31,204,863	34,273,518	40,984,549
Cash and cash equivalents at end of year	33,374,960	31,204,863	34,273,518
Non cash financing and investing activities :
Loan arrangement fees and offering costs charges	30,000	243,392	220,000
Change in accrued dividends	11,101	15,350	(14,575)
Supplemental cash flow information Cash paid for interest	$ 1,839,322	$ 2,080,479	$ 1,328,563